Other Operations	12 Months Ended
Mar. 31, 2013
Other Operations

24. Other Operations

Other operating revenues and other operating expenses in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
Other operating revenues:	2011	2012	2013
Revenues from the vehicle maintenance and management services	¥40,760	¥40,168	¥40,472
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	50,319	46,165	54,374
Revenues from private equity investment	—	—	37,970
Revenues from environment and energy related business	19,563	21,202	29,812
Revenues from facilities management of golf courses	23,163	23,061	23,479
Revenues from facilities management of hotels and Japanese inns	27,966	29,355	31,093
Other	90,673	104,054	119,310

	¥252,444	¥264,005	¥336,510

	Millions of yen
Other operating expenses:	2011	2012	2013
Expenses from the vehicle maintenance and management services	¥33,790	¥31,752	¥29,669
Expenses from private equity investment	—	—	33,714
Expenses from environment and energy related business	17,254	18,056	23,142
Expenses from facilities management of golf courses	21,012	20,418	21,130
Expenses from facilities management of hotels and Japanese inns	26,690	26,038	26,959
Other	48,303	56,563	65,532

	¥147,049	¥152,827	¥200,146

Other items consist of revenues and expenses from training facilities and senior housing, operating results from real estate related and aquarium businesses, commissions for the sale of insurance and other financial products, and revenues and expenses from other operations, of which there were no items exceeding 10% of total other operating revenues and expenses in fiscal 2011, 2012 and 2013, respectively.

Gains and losses from the disposition of operating facilities included in other operating assets are not significant for fiscal 2011, 2012 and 2013.